Exhibit 99
Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	April 2016
Payment Date	5/16/2016
Transaction Month	14
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,669,398,082.33	74,643	54.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$359,200,000.00	0.32000%	April 15, 2016
Class A-2a Notes	$215,000,000.00	0.810%	January 15, 2018
Class A-2b Notes	$331,400,000.00	0.683%	January 15, 2018
Class A-3 Notes	$483,000,000.00	1.280%	September 15, 2019
Class A-4 Notes	$111,780,000.00	1.640%	June 15, 2020
Class B Notes	$47,380,000.00	2.030%	August 15, 2020
Class C Notes	$31,590,000.00	2.200%	November 15, 2020
Class D Notes	$31,590,000.00	2.700%	September 15, 2021
Total	$1,610,940,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,782,215.99

Principal:
Principal Collections	$24,073,569.39
Prepayments in Full	$13,161,955.01
Liquidation Proceeds	$555,678.09
Recoveries	$1,355.30
Sub Total	$37,792,557.79
Collections	$40,574,773.78

Purchase Amounts:
Purchase Amounts Related to Principal	$237,233.30
Purchase Amounts Related to Interest	$1,270.81
Sub Total	$238,504.11

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$40,813,277.89

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	April 2016
Payment Date	5/16/2016
Transaction Month	14
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$40,813,277.89
Servicing Fee	$811,871.45	$811,871.45	$0.00	$0.00	$40,001,406.44
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$40,001,406.44
Interest - Class A-2a Notes	$55,468.43	$55,468.43	$0.00	$0.00	$39,945,938.01
Interest - Class A-2b Notes	$74,469.26	$74,469.26	$0.00	$0.00	$39,871,468.75
Interest - Class A-3 Notes	$515,200.00	$515,200.00	$0.00	$0.00	$39,356,268.75
Interest - Class A-4 Notes	$152,766.00	$152,766.00	$0.00	$0.00	$39,203,502.75
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,203,502.75
Interest - Class B Notes	$80,151.17	$80,151.17	$0.00	$0.00	$39,123,351.58
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,123,351.58
Interest - Class C Notes	$57,915.00	$57,915.00	$0.00	$0.00	$39,065,436.58
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,065,436.58
Interest- Class D Notes	$71,077.50	$71,077.50	$0.00	$0.00	$38,994,359.08
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$38,994,359.08
Regular Principal Payment	$35,451,003.10	$35,451,003.10	$0.00	$0.00	$3,543,355.98
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,543,355.98
Residual Released to Depositor	$0.00	$3,543,355.98	$0.00	$0.00	$0.00
Total		$40,813,277.89

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$35,451,003.10
Total					$35,451,003.10
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$13,949,424.72	$64.88	$55,468.43	$0.26	$14,004,893.15	$65.14
Class A-2b Notes	$21,501,578.38	$64.88	$74,469.26	$0.22	$21,576,047.64	$65.10
Class A-3 Notes	$0.00	$0.00	$515,200.00	$1.07	$515,200.00	$1.07
Class A-4 Notes	$0.00	$0.00	$152,766.00	$1.37	$152,766.00	$1.37
Class B Notes	$0.00	$0.00	$80,151.17	$1.69	$80,151.17	$1.69
Class C Notes	$0.00	$0.00	$57,915.00	$1.83	$57,915.00	$1.83
Class D Notes	$0.00	$0.00	$71,077.50	$2.25	$71,077.50	$2.25
Total	$35,451,003.10	$22.01	$1,007,047.36	$0.63	$36,458,050.46	$22.64

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	April 2016
Payment Date	5/16/2016
Transaction Month	14

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$82,175,447.16	0.3822114	$68,226,022.44	0.3173303
Class A-2b Notes	$126,664,852.03	0.3822114	$105,163,273.65	0.3173303
Class A-3 Notes	$483,000,000.00	1.0000000	$483,000,000.00	1.0000000
Class A-4 Notes	$111,780,000.00	1.0000000	$111,780,000.00	1.0000000
Class B Notes	$47,380,000.00	1.0000000	$47,380,000.00	1.0000000
Class C Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Class D Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Total	$914,180,299.19	0.5674825	$878,729,296.09	0.5454761

Pool Information
Weighted Average APR	3.523%	3.514%
Weighted Average Remaining Term	44.09	43.26
Number of Receivables Outstanding	53,259	52,059
Pool Balance	$974,245,745.57	$935,843,838.45
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$920,446,994.96	$884,419,963.26
Pool Factor	0.5835910	0.5605876

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,346,990.41
Targeted Credit Enhancement Amount	$14,037,657.58
Yield Supplement Overcollateralization Amount	$51,423,875.19
Targeted Overcollateralization Amount	$57,114,542.36
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$57,114,542.36

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,346,990.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,346,990.41
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,346,990.41

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	April 2016
Payment Date	5/16/2016
Transaction Month	14
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		117	$373,471.33
(Recoveries)		40	$1,355.30
Net Loss for Current Collection Period			$372,116.03
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4583%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.7902%
Second Prior Collection Period			0.5420%
Prior Collection Period			0.4470%
Current Collection Period			0.4676%
Four Month Average (Current and Prior Three Collection Periods)			0.5617%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,315	$4,732,605.03
(Cumulative Recoveries)			$278,648.38
Cumulative Net Loss for All Collection Periods			$4,453,956.65
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2668%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,044.32
Average Net Loss for Receivables that have experienced a Realized Loss			$1,923.96

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.00%	441	$9,378,321.54
61-90 Days Delinquent	0.18%	71	$1,638,043.94
91-120 Days Delinquent	0.02%	9	$219,259.48
Over 120 Days Delinquent	0.04%	19	$385,623.95
Total Delinquent Receivables	1.24%	540	$11,621,248.91

Repossession Inventory:
Repossessed in the Current Collection Period		31	$764,600.81
Total Repossessed Inventory		49	$1,387,895.50

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1701%
Prior Collection Period			0.1427%
Current Collection Period			0.1902%
Three Month Average			0.1677%

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	April 2016
Payment Date	5/16/2016
Transaction Month	14

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer